CORPORATE BORROWINGS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 28, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 693,000,000		$ 0
Bilateral revolving credit facilities backed by global banks
Disclosure of detailed information about borrowings [line items]
Credit facility provided	150,000,000
Corporate borrowings	37,000,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility provided		$ 150,000,000
Corporate borrowings	$ 656,000,000		0
Borrowing maturity term	364 days
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility provided	$ 200,000,000	$ 200,000,000
Corporate borrowings	$ 0		$ 0